THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT WHICH WAS WITHDRAWN ON APRIL 27, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Management, LLC

Address:  152 West 57th Street

          New York, New York  10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York               April 27, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:   $27,877
                                         (thousands)


List of Other Included Managers:  None


                                                     FORM 13F INFORMATION TABLE
                                                                                                                 VOTING AUTHORITY
                                                                  SHRS OR    SH/PUT      INVESTMENT   OTHER
NAME OF ISSUER          TITLE OF CLASS  CUSIP        VALUE        PRN AMT    PRN/CALL    DISCRETION   MANAGERS  SOLE   SHARED  NONE
--------------          --------------  -----        -----        -------    ----------  ----------   --------  ----   ------  ----
NDCHealth Corp          COM             639480102    27,877       1,088,100  SH          SOLE         NONE      1,088,100




04129.0003 #481218